Expense Example - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Technology Portfolio - VIP Technology Portfolio - Investor Class	Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 66
3 years	208
5 years	362
10 years	$ 810